Tax - Summary of Deferred Tax Balance After Offset of Assets and Liabilities and Analysis by Key Territory (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of deferred taxes [line items]
Deferred tax assets	$ 146	$ 122
Deferred tax liabilities	(17)	(18)
Deferred tax asset (liability)	129	104	$ 66
United Arab Emirates
Disclosure of deferred taxes [line items]
Deferred tax assets			$ 9
Deferred tax asset (liability)	13	12
United Kingdom
Disclosure of deferred taxes [line items]
Deferred tax assets	92	99
Deferred tax asset (liability)	92	99
United States
Disclosure of deferred taxes [line items]
Deferred tax asset (liability)	33	0
Other
Disclosure of deferred taxes [line items]
Deferred tax asset (liability)	$ (9)	$ (7)